GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

January 31, 2024 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
5,781,412	GMO Emerging Country Debt Fund, Class VI	106,667,048
2,013,099	GMO High Yield Fund, Class VI	35,772,762
254,651,413	GMO Implementation Fund	3,267,177,631
5,920,150	GMO Opportunistic Income Fund, Class VI	142,734,810

	TOTAL MUTUAL FUNDS (COST $3,570,386,247)	3,552,352,251

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
4,647,870	State Street Institutional Treasury Money Market Fund – Premier Class, 5.26% (a)	4,647,870

	TOTAL SHORT-TERM INVESTMENTS (COST $4,647,870)	4,647,870

	TOTAL INVESTMENTS — 100.1% (Cost $3,575,034,117)	3,557,000,121

	Other Assets and Liabilities (net) — (0.1%)	(2,771,005)

	TOTAL NET ASSETS — 100.0%	$3,554,229,116

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of January 31, 2024.

Allspring Absolute Return Fund  | 1